Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs	[1]	$ 3,797	$ (22,913)
Reallocate reserve to retained earnings upon disposal of LTIs		32,225	(45)
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(71,004)	(47,250)
Unrealized gain (loss) on LTIs	[2]	3,797	(22,913)
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	(28,516)	(841)
Long-term investment revaluation reserve at end of period		(95,723)	(71,004)
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(68,099)	(40,626)
Unrealized gain (loss) on LTIs	[2]	4,649	(26,632)
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	(32,225)	(841)
Long-term investment revaluation reserve at end of period		(95,675)	(68,099)
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(2,905)	(6,624)
Unrealized gain (loss) on LTIs	[2]	(852)	3,719
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	3,709	0
Long-term investment revaluation reserve at end of period		$ (48)	$ (2,905)

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[2]	LTIs refers to long-term investments in common shares held.